Income Tax - Schedule of the Group Recognized Valuation Allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of The Group Recognized Valuation Allowances Abstract
Balance at beginning of the year	¥ 41,378	¥ 33,520
Additions	3,916	9,672
Decreases	2,756	(917)
Prior year true-up		(897)
Balance at end of the year	¥ 42,538	¥ 41,378